Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018
Statements [Line Items]
Assets	$ 40,038		$ 40,038		$ 41,849
Liabilities	65,981		65,981		61,379
Comprehensive Loss (Income) for the year ended	5,424	$ 11,711	8,247	$ 19,802
Canada [Member]
Statements [Line Items]
Assets	2,738		2,738		3,333
Liabilities	63,053		63,053		58,396
Comprehensive Loss (Income) for the year ended			(1,375)	12,621
South Africa [Member]
Statements [Line Items]
Assets	37,300		37,300		38,516
Liabilities	$ 2,928		2,928		$ 2,983
Comprehensive Loss (Income) for the year ended			$ 9,622	$ 7,181